Pension Liabilities, Net (Summary Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Service cost	$ 37	$ 36
Interest cost	271	349
Expected return on plan assets	(146)	(245)
Exchange rates differences	15	60
Settlement loss recognized	(7,007)	1,167
Net periodic benefit cost	$ 177	$ 1,367